Equity Method Investments, textual (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity Method Investments		$ 6,014	$ 62,487
Income / (loss) from Equity Method Investments		(56,377)	(5,133)	$ 12,668
Cash dividends from investment in Diana Containerships Inc.		96	193	763
Acquisition of additional interest in Diana Containerships Inc.		$ 0	$ 0	40,000
Diana Containerships Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		25.73%	26.08%
Equity Method Investment, Other than Temporary Impairment	$ 17,568
Equity Method Investments		$ 5,815	$ 62,376
Equity Method Investment, Quoted Market Value		$ 6,696
Share Price		$ 2.78
Income / (loss) from Equity Method Investments		$ (56,465)	(4,977)	12,668
Cash dividends from investment in Diana Containerships Inc.		$ 96	193	$ 763
Diana Containerships Inc [Member] | Private Placement
Schedule of Equity Method Investments [Line Items]
Sale of Stock, Transaction Date				Jul. 29, 2014
Acquisition of additional interest in Diana Containerships Inc.				$ 40,000
Diana Wilhelmsen Management Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Number of vessels under management services		7
Equity Method Investments		$ 199	111
Income / (loss) from Equity Method Investments		$ 88	$ (156)